Document And Entity Information	Sep. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	VINEBROOK HOMES TRUST, INC.
Document, Type	8-K
Document, Period End Date	Sep. 28, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	000-56274
Entity, Tax Identification Number	83-1268857
Entity, Address, Address Line One	300 Crescent Court, Suite 700
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	276-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001755755